Class Y-1, Y-2 and Y-3 Shares | Mercer US Short Maturity Fixed Income Fund
Mercer US Short Maturity Fixed Income Fund
Investment Objective
The investment objective of the Fund is to provide safety of principal and a moderate level of income.
Fees and Expenses
These tables summarize the fees and expenses that you may pay if you invest in the Class Y Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class Y-1, Y-2 and Y-3 Shares Mercer US Short Maturity Fixed Income Fund	Class Y-1	Class Y-2	Class Y-3
Redemption Fee on shares owned less than 30 days (as a % of total redemption proceeds)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class Y-1, Y-2 and Y-3 Shares Mercer US Short Maturity Fixed Income Fund		Class Y-1	Class Y-2	Class Y-3
Management Fees		0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees		0.25%	none	none
Other Expenses (including custodial, legal, audit, transfer agent and Trustees’ fees and expenses, a sub-transfer agent payment of 0.10% paid by Class Y-1 and Y-2 shares of the Fund and an internal administrative fee of 0.10% and 0.05% paid by the Class Y-1 and Class Y-2 shares of the Fund, respectively, to the Advisor)		0.55%	0.50%	0.35%
Acquired Fund Fees and Expenses		none	none	none
Total Annual Fund Operating Expenses		1.05%	0.75%	0.60%
Management (Fee Waiver/Expense Reimbursement) or Recaptured Expense		(0.28%)	(0.28%)	(0.28%)
Total Annual Fund Operating Expenses After (Fee Waiver/Expense Reimbursement) or Recaptured Expense	[1]	0.77%	0.47%	0.32%
[1]	The Trust, with respect to the Fund, and the Advisor have entered into a written contractual fee waiver and expense reimbursement agreement (the "expense reimbursement agreement") pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses (not including brokerage fees and expenses, interest, acquired fund fees and expenses and extraordinary expenses) otherwise would exceed 0.77%, 0.47%, and 0.32% for the Class Y-1, Class Y-2, and Class Y-3 shares, respectively, of the Fund. Pursuant to the expense reimbursement agreement, the Advisor is entitled to recapture any fees the Advisor waives and Fund expenses that the Advisor reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such recapture by the Advisor will not cause the Fund to exceed any applicable expense limitation that is in place for the Fund. The expense reimbursement agreement will remain in effect through July 31, 2014, and will continue in effect from year to year thereafter unless terminated by the Trust or the Advisor.

The “Other Expenses” shown are based on estimated amounts for the Fund’s current fiscal year, as the Class Y-1 shares and Class Y-2 shares had not commenced operations as of the date of this prospectus.
Example
The example below is intended to help you compare the costs of investing in the Class Y Shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Class Y-1, Class Y-2, or Class Y-3 shares of the Fund for the time periods shown, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Class Y-1, Y-2 and Y-3 Shares Mercer US Short Maturity Fixed Income Fund (USD $)	1 year	3 years	5 years	10 years
Class Y-1	79	306	552	1,257
Class Y-2	48	212	389	904
Class Y-3	33	164	307	723

Expense Example, No Redemption Class Y-1, Y-2 and Y-3 Shares Mercer US Short Maturity Fixed Income Fund (USD $)	1 year	3 years	5 years	10 years
Class Y-1	79	306	552	1,257
Class Y-2	48	212	389	904
Class Y-3	33	164	307	723

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may increase transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests principally in investment grade fixed income securities of U.S. issuers, including government securities and corporate bonds. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in fixed income securities of U.S. issuers. Generally, the Fund maintains an average dollar-weighted portfolio maturity of one to three years.
Principal Risk Factors
The principal risks that could adversely affect the value of the Fund’s shares and the total return on your investment include the following, which appear in alphabetical order, not in order of importance or likelihood of occurrence. Loss of money is a risk of investing in the Fund.

Credit Risk.  Issuers of debt securities may be unable to make the required payments of interest and/or principal at the time that such payments are due. In addition, changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness also can adversely affect the values of the issuers’ debt securities. Issuers of investment grade securities may still default on their obligations.

Fixed-Income Securities Risk.  Fixed-income securities are affected by changes in interest rates and credit quality. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Interest Rate Risk.  Changes in interest rates may adversely affect the values of the securities held in the Fund’s portfolio. In general, the prices of debt securities fall when interest rates increase, and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive the debt security is to price shifts as a result of interest rate changes.

Management Techniques Risk.  The investment strategies, techniques, and risk analyses employed by the subadvisor, while designed to enhance potential returns, may not produce the desired results. The subadvisor may be incorrect in its assessments of the values of securities or its assessments of market or interest rate trends, which can result in losses to the Fund.

Market Risk.  The risk that movements in financial markets will adversely affect the prices of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry, country, or geographic region.

Portfolio Turnover Risk.  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transaction costs (which could reduce investment returns), and capital gains.

U.S. Government Securities Risk.  U.S. government agency obligations have different levels of credit support, and therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration or Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, such as securities issued by Federal Home Loan Banks, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk.

The Fund is not intended to serve as a complete investment program.
Performance of the Fund
The following bar chart and table give some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Y-3 shares from year to year and comparing the Fund’s average annual returns over time with a broad measure of market performance.

Class Y-1 shares and Class Y-2 shares of the Fund had not commenced operations as of the date of this prospectus. The returns of the Class Y-1 and Class Y-2 shares would have been substantially similar to the returns of Class Y-3 shares; however, because the Fund’s Class Y-1 shares are subject to a 12b-1 fee and both Class Y-1 shares and Class Y-2 shares are subject to an internal administrative fee, while the Class Y-3 shares are not, the returns of the Class Y-1 shares and Class Y-2 shares would have been lower than those shown for Class Y-3 shares.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
(2006 is Class Y-3’s first full calendar year of operation) Total Return

Calendar Year
The Fund’s calendar year-to-date return as of June 30, 2013 was -0.31%.
The Fund’s highest return for a quarter during the periods shown above was 5.13%, for the quarter ended June 30, 2009.
The Fund’s lowest return for a quarter during the periods shown above was -6.28%, for the quarter ended December 31, 2008.
Average Annual Total Returns For the Periods Ended December 31, 2012
Average Annual Total Returns Class Y-1, Y-2 and Y-3 Shares Mercer US Short Maturity Fixed Income Fund		1 Year	5 Years	Life of Fund	Inception Date
Class Y-3 Shares		1.57%	1.90%	2.78%	Aug. 22, 2005
Class Y-3 Shares Return After Taxes on Distributions		1.13%	0.89%	1.59%	Aug. 22, 2005
Class Y-3 Shares Return After Taxes on Distributions and Sale of Fund Shares		1.02%	1.01%	1.67%	Aug. 22, 2005
Barclays Government/Credit 1-3 Year Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	1.26%	2.88%	3.57%	Aug. 22, 2005
[1]	The Barclays Government/Credit 1-3 Year Bond Index is an index which measures the performance of U.S. corporate and government bonds with maturities of between 1 and 3 years. The index is unmanaged and cannot be invested in directly.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.